Loans to Customers (Tables)	12 Months Ended
Dec. 31, 2023
Loans to customers [abstract]
Schedule of Loans to Customers

	2022	2023

Gross loans to customers	3,369,512	4,478,489
Less: allowance for impairment losses (Note 7)	(214,702)	(242,532)

Total loans to customers	3,154,810	4,235,957

Schedule of Provision Expenses on Loans to Customers

Provision expenses on loans to customers:

	2021	2022	2023
Provision expenses on loans to customers:
Loans to customers	(31,981)	(53,245)	(76,888)

Total provision expenses on loans to customers	(31,981)	(53,245)	(76,888)

Schedule of Outstanding NPLs as Compared to Total Allowance for Impairment Losses

The following table sets forth the Group’s outstanding NPLs as compared to the total allowance for impairment losses on total loans to customers:

	Gross NPLs	Total allowance for impairment losses	Total allowance for impairment losses to Gross NPLs

As at 31 December 2022	211,581	214,702	101%
As at 31 December 2023	244,161	242,532	99%

Schedule of Gross Carrying Amount and Related Allowance for Impairment Losses on Loans to Customers by Stage

The gross carrying amount and related allowance for impairment losses on loans to customers by stage were as follows:

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	POCI	Total

Gross loans to customers	3,058,897	40,934	264,927	4,754	3,369,512
Allowance for impairment losses	(67,604)	(11,785)	(135,313)	-	(214,702)
Carrying amount as at 31 December 2022	2,991,293	29,149	129,614	4,754	3,154,810

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	POCI	Total

Gross loans to customers	4,048,478	55,804	363,703	10,504	4,478,489
Allowance for impairment losses	(59,939)	(16,290)	(166,042)	(261)	(242,532)
Carrying amount as at 31 December 2023	3,988,539	39,514	197,661	10,243	4,235,957